Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

5. Income Taxes

The Company provides a valuation allowance for deferred tax assets when it is more likely than not that some portion, or all, of its deferred tax assets will not be realized. The Company’s deferred tax asset valuation allowance increased from $4.4 billion as of December 31, 2012 to $4.5 billion as of March 31, 2013, including the impact of comprehensive income for the three months ended March 31, 2013 and changes from other adjustments. These other adjustments include the realization of an income tax expense credit of approximately $22 million recorded for the three months ended March 31, 2013 by the Company as a result of passage of the American Taxpayer Relief Act of 2012. There was no amount of adjustment recorded by the Company during the quarter ended March 31, 2012.

Under current accounting rules, the Company is required to consider all items (including items recorded in other comprehensive income) in determining the amount of tax benefit that results from a loss from continuing operations and that should be allocated to continuing operations. Due to the significant volatility of items impacting other comprehensive income on a quarterly basis, the Company generally does not record any such tax benefit allocation until all items impacting other comprehensive income are known for the annual period. Thus, any such interim tax benefit allocation may subsequently be subject to reversal.

9. Income Taxes

The significant components of the income tax provision (benefit) were (in millions):

	Year Ended December 31,
	2012	2011	2010
Current	$—	$(25)	$(5)
Deferred	(569)	25	(30)

Income tax benefit	$(569)	$—	$(35)

The income tax expense (benefit) differed from amounts computed at the statutory federal income tax rate as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Statutory income tax provision expense/(benefit)	$(857)	$(691)	$(177)
State income tax expense/(benefit), net of federal tax effect	(32)	(37)	(1)
Meal expense	7	8	7
Bankruptcy administration expenses	26	—	—
Change in valuation allowance	839	705	121
Tax benefit resulting from OCI allocation	(569)	—	—
Other, net	17	15	15

Income tax benefit	$(569)	$—	$(35)

The Company recorded a $569 million non-cash income tax benefit from continuing operations during the fourth quarter of 2012. Under current accounting rules, the Company is required to consider all items (including items recorded in other comprehensive income) in determining the amount of tax benefit that results from a loss from continuing operations and that should be allocated to continuing operations. As a result, the Company recorded a tax benefit on the loss from continuing operations for the year, which will be exactly offset by income tax expense on other comprehensive income. However, while the income tax benefit from continuing operations is reported on the income statement, the income tax expense on other comprehensive income is recorded directly to Accumulated other comprehensive income, which is a component of stockholders’ equity. Because the income tax expense on other comprehensive income is equal to the income tax benefit from continuing operations, the Company’s year-end net deferred tax position is not impacted by this tax allocation.

The change in the valuation allowance reflects the recording by the Company in 2010 of an income tax expense credit of approximately $30 million resulting from the Company’s elections under applicable sections of the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 and the Housing and Economic Recovery Act of 2008 (as extended by the American Recovery and Reinvestment Act of 2009), allowing corporations to accelerate utilization of certain research and alternative minimum tax (AMT) credit carryforwards in lieu of applicable bonus depreciation on certain qualifying capital investments. These provisions were extended by passage of the American Taxpayer Relief Act of 2012, providing the potential for the Company to realize up to an additional $22 million in credits during 2013.

In addition to the changes in the valuation allowance from operations described in the table above, the valuation allowance was also impacted by the changes in the components of Accumulated other comprehensive income (loss), described in Note 13 to the consolidated financial statements. The total increase in the valuation allowance was $263 million, $1.2 billion, and $121 million in 2012, 2011, and 2010, respectively.

The Company provides a valuation allowance for deferred tax assets when it is more likely than not that some portion, or all of its deferred tax assets, will not be realized. In assessing the realizability of the deferred tax assets, management considers whether it is more likely than not that some portion, or all of the deferred tax assets, will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income (including reversals of deferred tax liabilities) during the periods in which those temporary differences will become deductible.

The components of AMR’s deferred tax assets and liabilities were (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Postretirement benefits other than pensions	$440	$1,074
Rent expense	127	325
Alternative minimum tax credit carryforwards	367	367
Operating loss carryforwards	2,256	2,389
Pensions	2,455	2,341
Frequent flyer obligation	657	681
Gains from lease transactions	6	28
Reorganization items	864	—
Other	754	681

Total deferred tax assets	7,926	7,886
Valuation allowance	(4,411)	(4,148)

Net deferred tax assets	3,515	3,738

Deferred tax liabilities:
Accelerated depreciation and amortization	(3,318)	(3,543)
Other	(197)	(195)

Total deferred tax liabilities	(3,515)	(3,738)

Net deferred tax asset	$—	$—

At December 31, 2012, the Company had available for federal income tax purposes an AMT credit carryforward of approximately $367 million, which is available for an indefinite period, and federal net operating losses of approximately $6.6 billion for regular tax purposes, which will expire, if unused, beginning in 2022. These net operating losses include an unrealized benefit of approximately $666 million related to the implementation of share-based compensation accounting guidance that will be recorded in equity when realized. The Company had available for state income tax purposes net operating losses of $3.6 billion, which expire, if unused, in years 2013 through 2027. The amount that will expire in 2013 is $105 million if not used.

The Company files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. The Company’s 2004 through 2011 tax years are still subject to examination by the Internal Revenue Service. Various state and foreign jurisdiction tax years remain open to examination and the Company is under examination, in administrative appeals, or engaged in tax litigation in certain jurisdictions. The Company believes that the effect of any additional assessment(s) will be immaterial to its consolidated financial statements.

Cash payments (refunds) for income taxes were $6 million, $1 million and $(32) million for 2012, 2011 and 2010, respectively.

Under special tax rules (the Section 382 Limitation), cumulative stock ownership changes among material shareholders exceeding 50 percent during a rolling three year period can potentially limit a company’s future use of net operating losses and tax credits. See discussion under Item 1A, “Risk Factors—Chapter 11 Reorganization Risks” regarding the potential impact of these rules on the company’s utilization of its net operating losses.

The Company has an unrecognized tax benefit of approximately $6 million, which did not change during the twelve months ended December 31, 2012. Changes in the unrecognized tax benefit have no impact on the effective tax rate due to the existence of the valuation allowance. Accrued interest on tax positions is recorded as a component of interest expense but was not significant at December 31, 2012.

The reconciliation of the beginning and ending amounts of unrecognized tax benefit are (in millions):

	2012	2011
Unrecognized Tax Benefit at January 1	$6	$6
No Activity	—	—

Unrecognized Tax Benefit at December 31	$6	$6

The Company estimates that the unrecognized tax benefit will not significantly change within the next twelve months.